Dividends paid	6 Months Ended
Jun. 30, 2026
Dividends paid
Dividends paid

11.Dividends paid

An interim dividend of US$101.7 million (US$0.67 per share) was paid in June 2026 in respect of Q1 2026. In the corresponding period last year, an interim dividend of US$42.4 million (US$0.28 per share) was paid in June 2025 in respect of Q1 2025.